Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Scheduled Maturities of Time Deposits

The following table is a summary of the scheduled maturities of all time deposits.

	December 31,
	2012	2011
	(Dollars in thousands)
Up to one year	$684,118	$820,742
Over one to two years	65,138	63,932
Over two to three years	25,425	21,933
Over three to four years	3,366	7,025
Over four to five years	2,188	4,451
Thereafter	614	173

Total time deposits	$780,849	$918,256